Selected Statement of Operations Data - Geographical Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 582,746	$ 439,995	$ 387,008
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	202,836	177,304	117,903
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	98,405	74,807	74,758
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	87,900	43,042	41,569
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,607	72,333	62,954
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,004	18,605	18,477
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	44,840	33,676	43,877
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 39,154	$ 20,228	$ 27,470